Document and Entity Information	Dec. 23, 2019
Cover [Abstract]
Entity Registrant Name	FIBROGEN INC
Amendment Flag	false
Entity Central Index Key	0000921299
Document Type	8-K
Document Period End Date	Dec. 23, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-36740
Entity Tax Identification Number	77-0357827
Entity Address, Address Line One	FibroGen, Inc.
Entity Address, Address Line Two	409 Illinois Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	(415)
Local Phone Number	978-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false